Income (Loss) Per Share Attributable to Equity Holders of the Company (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income (Loss) Per Share Attributable to Equity Holders of the Company [Abstract]
Share purchase warrant
Share purchase warrants outstanding	25,100,000